Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other receivables [Abstract]
Government authorities	$ 283	$ 177
Prepaid expenses	1,888	180
Lease deposits	24	18
Others	139	42
Total	$ 2,334	$ 417